Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended
	Jul. 08, 2020	Jul. 07, 2020	Oct. 31, 2018	Mar. 31, 2018	Aug. 31, 2020	Aug. 31, 2020	Feb. 29, 2020	Feb. 28, 2019
Class of Stock [Line Items]
Par Value					$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Par or Stated Value Per Share		$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized		500,000,000			500,000,000	500,000,000	500,000,000	65,000,000
Common stock issue price per share					$ 22.00	$ 22.00
New common stock issued and sold					11,526,134
Preferred stock, shares authorized					25,000,000	25,000,000	25,000,000	19,513,996
Preferred stock, shares issued					0	0	19,513,939	18,640,901
Preferred stock, shares outstanding					0	0	19,513,939	18,640,901
Carrying value							$ 233,022	$ 214,664
Preferred stock, liquidation value							$ 239,244
Shares issued on conversion of convertible preferred stock	29,479,521				29,479,521	29,479,521	29,479,483
Net Proceeds					$ 231,229		$ 19,943	$ 49,933
Issuance costs						$ 4,596
Number of additional shares issued	1,401,836	1,401,836			1,401,836
Series A One Convertible Preferred Stock
Class of Stock [Line Items]
Par Value							$ 0.0001
Preferred stock, shares authorized							3,560,000
Preferred stock, shares issued							3,559,995
Preferred stock, shares outstanding							3,559,995
Carrying value							$ 10,000
Preferred stock, liquidation value							$ 10,000
Series A Two Convertible Preferred Stock
Class of Stock [Line Items]
Par Value							$ 0.0001
Preferred stock, shares authorized							2,579,999
Preferred stock, shares issued							2,579,994
Preferred stock, shares outstanding							2,579,994
Carrying value							$ 10,000
Preferred stock, liquidation value							$ 10,000
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Par Value							$ 0.0001
Preferred stock, shares authorized							4,058,736
Preferred stock, shares issued							4,058,731
Preferred stock, shares outstanding							4,058,731
Carrying value							$ 16,944
Preferred stock, liquidation value							$ 16,944
Convertible Preferred stock
Class of Stock [Line Items]
Preferred stock, shares issued					0	0
Preferred stock, shares outstanding					0	0
Shares issued on conversion of convertible preferred stock		29,479,521
Series C Convertible Preferred Stock
Class of Stock [Line Items]
Par Value							$ 0.0001
Preferred stock, shares authorized							601,160
Preferred stock, shares issued							601,151
Preferred stock, shares outstanding							601,151
Carrying value							$ 7,000
Preferred stock, liquidation value							$ 7,000
Series D Convertible Preferred Stock
Class of Stock [Line Items]
Par Value							$ 0.0001
Preferred stock, shares authorized							1,751,874
Preferred stock, shares issued							1,751,871
Preferred stock, shares outstanding							1,751,871
Carrying value							$ 30,000
Preferred stock, liquidation value							$ 30,000
Series E Convertible Preferred Stock
Class of Stock [Line Items]
Par Value							$ 0.0001
Preferred stock, shares authorized							6,089,189
Preferred stock, shares issued							6,089,159
Preferred stock, shares outstanding							6,089,159
Carrying value							$ 140,720
Preferred stock, liquidation value							$ 145,300
Net Proceeds				$ 49,933
Issuance costs				$ 67
Series F Convertible Preferred Stock
Class of Stock [Line Items]
Par Value							$ 0.0001
Preferred stock, shares authorized							873,038
Preferred stock, shares issued							873,038
Preferred stock, shares outstanding							873,038
Carrying value							$ 18,358
Preferred stock, liquidation value							$ 20,000
Net Proceeds			$ 19,943
Issuance costs			$ 57